Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of consolidation
Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. Intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired are included in the Consolidated Statements of Operations from the date of acquisition.

Use of estimates
Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principal management estimates and judgments used in preparing the financial statements relate to revenue recognition, intangible assets acquired in a business combination, impairment of goodwill and long-lived assets, and taxation.

Disclosure of fair value of financial instruments
Disclosure of fair value of financial instruments

Cash and cash equivalents, other receivables, available for sale investments, accounts receivable, accounts payable, investigator payments and income taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities' carrying amounts approximate fair value based on the net present value of estimated future cash flows. Debt is measured at amortized cost.

Financial instruments are measured at amortized cost or fair value using a fair value hierarchy of valuation inputs. The fair value hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

•Level 1: Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•Level 2: Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•Level 3: Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

Business combinations
Business combinations

The cost of a business combination is measured as the aggregate of the fair value of assets received, liabilities assumed and equity instruments issued in exchange for control. The Company records and allocates to its reporting units the excess of the cost over the fair value of the net assets acquired, known as goodwill. The Company includes the results of operations of the acquired business in the consolidated financial statements prospectively from the acquisition date. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of the contingent consideration. Accounting for contingent consideration after the acquisition, depends on the classification of the contingent consideration. Equity-classified contingent consideration is not remeasured after the acquisition date and subsequent settlement is accounted for within equity. Contingent consideration which is classified as a liability or an asset, is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value are recognized in earnings, unless the arrangement is a derivative which has been designated as a hedging instrument in a cash flow hedging relationship, in which case, the changes are initially recognized in other comprehensive income/loss.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and any contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to goodwill in the reporting period in which the adjustments are determined.
Transaction and integration related

Transaction and integration related expenses are the incremental costs directly attributable to completion and integration activities associated with the Company’s recent acquisitions. The costs consist of investment banking fees, advisory costs, professional fees, legal costs, retention agreements with employees, and ongoing integration activities offset by the remeasurement of liability-classified contingent consideration. The Company accounts for these transaction and integration related costs as expenses in the period in which the costs are incurred and the services are received.

Foreign currencies and translation of subsidiaries
Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. The financial statements of subsidiaries with other functional currencies are translated at period end rates for the Consolidated Balance Sheets and average rates for the Consolidated Statements of Operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income/loss.

Transactions in currencies other than the functional currency of the subsidiaries of the Company are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency of the subsidiaries of the Company are translated into the functional currency of that entity at exchange rates prevailing at the balance sheet date. Adjustments resulting from these translations are charged or credited to income. Foreign currency gains and losses on intercompany transactions classified as long-term investments are reported in other comprehensive income/loss as currency translation adjustments. Amounts charged or credited to the Consolidated Statements of Operations for the years ended December 31, 2025, December 31, 2024 and December 31, 2023 were as follows:

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Amounts charged / (credited)	$39,311	$(18,085)	$12,916

Revenue recognition
Revenue recognition

The Company earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, consulting, contract staffing, data services and laboratory services. These services, which are described below, can be purchased collectively or individually as part of a clinical trial contract. There is not significant variability in how economic factors affect these services. Contracts range in duration from a number of months to several years.

ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation(s), which have been applied to revenue recognized from each service described below.

Clinical trial service revenue

A clinical trial service is a single performance obligation satisfied over time. It represents the full-service obligation in respect of a clinical trial (including those services performed by investigators and other parties) and is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research projects. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through / reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized over time as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured based on an input measure being total project costs incurred (inclusive of pass-through / reimbursable expenses) at each reporting period as a percentage of forecasted total project costs.

Laboratory services revenue

Revenue is recognized when, or as, obligations under the terms of a contract are satisfied, which occurs when control of the products or services is transferred to the customer. Revenue for laboratory services is measured as the amount of consideration we expect to receive in exchange for transferring products or services. Where contracts with customers contain multiple performance obligations, the transaction price is allocated to each performance obligation based on the estimated relative selling price of the promised good or service. Service revenue is recognized over time as the services are delivered to the customer based on the extent of progress towards completion of the performance obligation. The determination of the methodology to measure progress requires judgment and is based on the nature of services provided. This requires an assessment of the transfer of value to the customer. The right to invoice measure of progress is generally related to rate per unit contracts, as the extent of progress towards completion is measured based on discrete service or time-based increments, such as samples tested or labor hours incurred. Revenue is recorded in the amount invoiced since that amount corresponds to the value of the Company's performance and the transfer of value to the customer.

Contracting services revenue

The Company has availed of the practical expedient which results in recognition of revenue on a right to invoice basis. Application of the practical expedient reflects the right to consideration from the customer in an amount that corresponds directly with the value to the customer of the performance completion to date. This reflects hours performed by contract staff.
Consulting services revenue

Our consulting services contracts represent a single performance obligation satisfied over time. The transaction price is determined by reference to contract or change order value. Revenue is recognized over time as the performance obligation is satisfied. The progress towards completion for consulting contracts is measured based on total project inputs (time) at each reporting period as a percentage of forecasted total project inputs.

Data services revenue

The Company provides data reports and analytics to customers based on agreed-upon specifications, including the timing of delivery, which is typically either weekly, monthly, or quarterly. If a customer requests more than one type of data report or series of data reports within a contract, each distinct type of data report is a separate performance obligation. The contracts provide for the Company to be compensated for the value of each deliverable. The transaction price is determined using list prices, discount agreements, if any, and negotiations with the customers, and generally includes any out-of-pocket expenses. Typically, the Company bills in advance of services being provided with the amount being recorded as unearned revenue.

When multiple performance obligations exist, the transaction price is allocated to performance obligations on a relative standalone selling price basis. In cases where the Company contracts to provide a series of data reports, or in some cases data, the Company recognizes revenue over time using the “units delivered” output method as the data or reports are delivered. Expense reimbursements are recorded to revenue as the expenses are incurred as they relate directly to the services performed.

Certain arrangements include upfront customization or consultative services for customers. These arrangements often include payments based on the achievement of certain contractual milestones. Under these arrangements, the Company contracts with a customer to carry out a specific study, ultimately resulting in delivery of a custom report or data product. These arrangements are a single performance obligation given the integrated nature of the service being provided. The Company typically recognizes revenue under these contracts over time, using an appropriate measure of progress, generally time elapsed, to measure progress and transfer of control of the performance obligation to the customer. Expense reimbursements are recorded to revenue as the expenses are incurred as they relate directly to the service performed.

The Company enters into contracts with some of its larger data suppliers that involve non-monetary terms. The Company issues purchase credits to be used toward the data supplier's purchase of the Company's services based on the fair value of the data obtained. In exchange, the Company receives monetary discounts on the data received from the data suppliers. The fair value of the revenue earned from the customer purchases is recognized as services are delivered as described above. At the end of the contract year, any unused customer purchase credits may be forfeited or carried over to the next contract year based on the terms of the data supplier contract.

Commissions

Incremental costs of obtaining a contract are recognized as an asset on the Consolidated Balance Sheets in respect of those contracts that exceed one year. Where commission costs relate to contracts that are less than one year, the practical expedient is applied as the amortization period of the asset which would arise on deferral would be one year or less.

Reimbursable expenses and Direct costs
Reimbursable expenses

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract. The Company includes reimbursed expenses in revenue and direct costs as the Company is primarily responsible for fulfilling the promise to provide the specified service, including integration of the related services into a combined output to the customer.

Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

Reimbursable expenses are presented within direct costs. This presentation is to align the presentation of costs with our assessment that our clinical trial service is a single performance obligation satisfied over time. Reimbursable expenses are recorded once the activity which forms the basis for the cost has occurred. Payments are made based on predetermined contractual arrangements. Timing of payments may differ from the timing of the expense.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.
Investment in debt, equity and other
Investments in debt, equity and other

Available for sale investments

The Company classifies short-term investments as available for sale. The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders' equity. Any differences between the cost and fair value of the investments are represented by accrued interest and unrealized gains/losses. Realized gains and losses are determined using specific identification.

Long term investments

The Company classifies its interests in funds having considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that its interests in funds meet the definition of equity securities without readily determinable fair values and qualify for the Net Asset Value (“NAV”) practical expedient in ASC Topic 820, Fair Value Measurement (“ASC 820”). Any increases or decreases in fair value are recognized in earnings in the period.

Investments in equity which do not qualify for the NAV practical expedient are measured at cost, less impairment.

Equity method investments

The Company’s investments that are not consolidated are accounted for under the equity method if the Company exercises significant influence. These investments are classified as equity method investments on the Consolidated Balance Sheets. The Company records its pro rata share of the earnings/losses of these investments in share of losses from equity method investments in the Consolidated Statements of Operations. The Company reviews equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Accounts receivable, net and unbilled revenue
Accounts receivable, net and unbilled revenue

Accounts receivable and unbilled revenue are recorded at fair value less an estimate of the credit losses expected to be incurred on the Company's accounts receivable portfolio. The Company's estimate of expected credit losses considers historical credit loss information that is adjusted, where necessary, for current conditions and reasonable and supportable forecasts. Historical credit loss experience provides the basis for the estimation of expected credit losses. The Company's receivables and unbilled services are predominantly due from large and mid-tier pharmaceutical and biotechnology companies that share similar risk characteristics. The Company monitors their portfolio of receivables and unbilled services for any deterioration in current or expected credit quality (for example, expected delinquency level), and adjusts the allowance for credit losses as required.

Changes in the allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in the Consolidated Statements of Operations. Losses are charged against the allowance when management believes the uncollectibility of a previously provisioned amount is confirmed.

Accounts receivable early payment discounting
Where the Company enters into an agreement to sell certain portfolios of its accounts receivable balances, the sale is accounted for in accordance with ASC Topic 860, Transfers and Servicing (“ASC 860”). Agreements which result in true sales of the transferred receivables, as defined in ASC 860, are excluded from amounts reported in the Consolidated Balance Sheet. Cash proceeds received from such sales are included in operating cash flows.
Concentration of credit risk
Concentration of credit risk

Financial instruments that subject the Company to credit risk primarily consist of cash and cash equivalents, accounts receivable and contract assets. The cash and cash equivalent balances are held and maintained with financial institutions with reputable credit ratings and, consequently, the Company believes that such funds are subject to minimal credit risk. Trade receivables and contract assets are primarily from clients in the pharmaceutical and biotechnology industries, as well as academic and government institutions. Concentrations of credit risk with respect to trade receivables and contract assets, which are typically unsecured, are limited due to the wide variety of customers using the Company’s products and services as well as their dispersion across many geographic areas. In the years ended December 31, 2025, 2024 and 2023, credit losses have been immaterial and within management’s expectations.

Property, plant and equipment
Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Estimated Useful Life
Buildings	40 years
Computer equipment and software	2 - 8 years
Office furniture and fixtures	8 years
Laboratory equipment	5 years
Motor vehicles	5 years

Leasehold improvements are amortized using the straight line method over the estimated useful life of the asset or the lease term, whichever is shorter.
Leases
Leases

The Company determines if an arrangement is a lease at inception and reassess if there are changes in terms and conditions of the contract. Finance leases, if any, are depreciated on the same basis as property, plant and equipment. At December 31, 2025 , December 31, 2024 and December 31, 2023, the Company did not account for any leases as finance leases.
    Operating leases are included in operating right-of-use (“ROU”) assets, other liabilities and non-current operating lease liabilities on our Consolidated Balance Sheets with the lease charge recognized on a straight-line basis over the lease term. ROU assets and lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at the lease commencement date. Our lease terms may also include options to extend or terminate. The Company actively reviews options to extend or terminate leases and adjusts the ROU asset and lease liability when it is reasonably certain the option will be exercised. The ROU asset is adjusted for any prepayments made at the date of commencement and any initial direct costs incurred. As most of the Company's leases do not provide an implicit rate, the discount rate used is based on the rate of traded corporate bonds available at the commencement date adjusted for country risk, liquidity and lease term.
The Company accounts for lease and non-lease components separately with lease components flowing through the Consolidated Balance Sheets and non-lease components expensed directly to the Consolidated Statements of Operations.
Leasehold improvements are amortized over the shorter of the depreciable lives of the corresponding fixed assets or the lease term including any applicable renewals. Certain property leases include variable lease payments resulting from periodic rent increases based on an index which cannot be reasonably estimated at the lease commencement date. These costs are expensed as incurred on the Consolidated Statements of Operations.

In some cases, the Company enters into sublease agreements and becomes both a lessee and a lessor for the same underlying asset. Subleases are accounted for as operating leases separately from the lease they relate to, but similar in manner as all other leases. The Company avails of the short-term lease recognition exemption for leases with a term of less than twelve months.

ROU assets for operating leases are occasionally reduced by impairment losses. The Company applies the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether an ROU asset is impaired, and if so, the amount of the impairment loss to recognize.

Intangible assets
Intangible assets

Intangible assets are measured at fair value at the date of acquisition and amortized on a straight-line basis over their respective estimated useful lives. The Company has no indefinite-lived intangible assets. The Company evaluates its intangible assets for impairment when indicators of impairment exist.

Intangible assets are amortized on a straight-line basis over their estimated useful lives, as set forth in the table below:

Estimated Useful Life
Customer relationships	8 - 23 years
Order backlog	3 - 5 years
Trade names	3 years
Patient database	7 years
Technology assets	5 years

The Company periodically assesses the estimated useful lives of intangible assets to evaluate whether what was established at acquisition continues to be appropriate.

Impairment of goodwill and long-lived assets	mpairment of goodwill and long-lived assets
Goodwill is tested for impairment annually, or more frequently, if an event or circumstance indicates that an impairment loss may have been incurred. The annual impairment test for goodwill includes an option to perform a qualitative assessment of whether it is more likely than not that a reporting unit's fair value is less than its carrying value. Reporting units are businesses with discrete financial information that is available and reviewed by management. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company performs the quantitative goodwill impairment test. The Company may also choose to bypass the qualitative assessment for any reporting unit in its goodwill assessment and proceed directly to performing the quantitative assessment. The Company recognizes an impairment charge for the amount by which the reporting unit's carrying amount exceeds its fair value.

The Company evaluates goodwill for impairment on an annual basis each year and upon the occurrence of a triggering event. In December 2025, the Company voluntarily changed its annual goodwill impairment testing date from September 30 to December 31 to align with the timing of the Company's annual budgeting process. Accordingly, management determined that the change in accounting principle is preferable under the circumstances. This change has been applied prospectively from December 31, 2025, as retrospective application is deemed impracticable due to the inability to objectively determine the assumptions and significant estimates used in earlier periods without the benefit of hindsight. This change was not material to the Company's consolidated financial statements as it did not delay, accelerate, or avoid any potential impairment charge.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is determined through various valuation techniques including discounted cash flow models and third-party independent appraisals, as considered necessary. Assets to be disposed of are reported at the lower of the carrying amount of the asset or fair value less selling costs.

Debt issuance costs
Debt issuance costs

Debt issuance costs relating to the Company’s long-term debt are recorded as a direct reduction of long-term debt; these costs are deferred and amortized to interest expense using the effective interest method, over the respective terms of the related debt. Debt issuance costs relating to the Company’s revolving credit facilities are recorded as an asset; these costs are deferred and amortized to interest expense using the straight-line method. Early repayment of debt facilities can result in modification of the debt and the acceleration of the amortization of debt issuance costs.

Derivative financial instruments
Derivative financial instruments

The Company has used derivative financial instruments to reduce exposures to interest rates. Derivatives are recorded on the Consolidated Balance Sheets at fair value at each balance sheet date utilizing pricing models for non-exchange-traded contracts.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecast transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criteria for designating a derivative as a hedge include the assessment of the instrument's effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of other comprehensive income and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings and within the same Consolidated Statements of Operations line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statements of Operations.

Income taxes
Income taxes

The Company applies the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the provision of income taxes in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. The Company recognizes the effect of income tax positions only if those positions will more likely than not be sustained. Recognized income tax positions are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to income taxes are included in income tax expense and classified with the related liability on the Consolidated Balance Sheets. The Company accounts for the impact of Global Intangible Low-Taxed Income (“GILTI”) in the period it arises and has therefore not provided for deferred taxes in respect of this item.

Government grants
Government grants

Government grants received relating to capital expenditures are shown by deducting the grant from the asset's carrying amount and crediting them to income on a basis consistent with the depreciation policy of the relevant assets. Grants relating to categories of operating expenditures are shown as deferred income and credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements, amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets. The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

Research and development credits
Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits may be recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company's ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of operating expenditure.

Share-based compensation
Share-based compensation

The Company accounts for its share options, Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) in accordance with the provisions of ASC Topic 718, Compensation – Stock Compensation (“ASC 718”).
Share-based compensation expense for share options awarded to employees and directors is estimated at the grant date based on each option's fair value as calculated using the Black-Scholes option-pricing model. Share-based compensation for RSUs and PSUs awarded to employees and directors is calculated based on the market value of the Company's shares on the date of award of the RSUs and PSUs. The value of awards expected to vest is recognized as an expense over the requisite service periods. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.

Estimating the grant date fair value of share options as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company's share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates and the expected term of the awards.

Liability classified awards are measured at the fair value of the award on the grant date and remeasured at each reporting period at fair value until the award is settled.

In connection with the completion of the Merger, the company issued replacement awards to the holders of PRA equity awards on July 1, 2021. An exchange of share-based compensation awards in a business combination is treated as a modification under ASC 718. The replacement awards and the original acquiree awards are measured at fair value at the acquisition date and calculated using the fair-value-based measurement principles in ASC 718. Amounts attributable to pre-combination vesting are accounted for as part of the consideration transferred for the acquiree. Amounts attributable to post-combination vesting are accounted for separate from the business combination and are recognized as compensation cost in the post-combination period.

Transaction and integration related
Business combinations

The cost of a business combination is measured as the aggregate of the fair value of assets received, liabilities assumed and equity instruments issued in exchange for control. The Company records and allocates to its reporting units the excess of the cost over the fair value of the net assets acquired, known as goodwill. The Company includes the results of operations of the acquired business in the consolidated financial statements prospectively from the acquisition date. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of the contingent consideration. Accounting for contingent consideration after the acquisition, depends on the classification of the contingent consideration. Equity-classified contingent consideration is not remeasured after the acquisition date and subsequent settlement is accounted for within equity. Contingent consideration which is classified as a liability or an asset, is remeasured to fair value at each reporting date until the contingency is resolved. The changes in fair value are recognized in earnings, unless the arrangement is a derivative which has been designated as a hedging instrument in a cash flow hedging relationship, in which case, the changes are initially recognized in other comprehensive income/loss.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and any contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to goodwill in the reporting period in which the adjustments are determined.
Transaction and integration related

Transaction and integration related expenses are the incremental costs directly attributable to completion and integration activities associated with the Company’s recent acquisitions. The costs consist of investment banking fees, advisory costs, professional fees, legal costs, retention agreements with employees, and ongoing integration activities offset by the remeasurement of liability-classified contingent consideration. The Company accounts for these transaction and integration related costs as expenses in the period in which the costs are incurred and the services are received.

Restructuring
Restructuring

Restructuring charges reflect certain one-time costs arising from reorganization programs announced by Company management. These programs generally result in asset impairments and workforce reductions in order to optimize the Company’s structure and facilitate improved long-term performance. Asset related impairment charges are taken when the fair value is less than the asset’s carrying value. Workforce related charges are taken when an approved reorganization program is communicated to the relevant employee groups.

Net income per ordinary share
Net income per ordinary share

Basic net income per ordinary share attributable to the Company has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

Impact of recently issued or adopted accounting standards
Impact of recently issued or adopted accounting standards

Accounting pronouncements recently adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires disaggregated information about an entity’s effective tax rate reconciliation and additional discloses on income taxes paid. The Company adopted ASU 2023-09 on a prospective basis effective January 1, 2025, which resulted in additional income tax related disclosures. Refer to Note 20. Income taxes.

Accounting pronouncements issued but not adopted as of December 31, 2025

The following accounting pronouncements have been issued, but not yet adopted, as of December 31, 2025:

In September 2025, the FASB issued ASU 2025-06 Intangibles - Goodwill and other - Internal-Use Software (Subtopic 350-40); Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which modernizes the accounting for internal-use software. ASU 2025-06 removes all references to software development stages and requires capitalization of software costs when management has committed to the software project and it is probable the software will be completed and perform its intended use. The amendments will be effective for annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements and disclosures.

In July 2025, the FASB issued, ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”), which targeted relief for entities applying Topic 326 to assume that the current economic conditions as of the balance sheet date will not change for the remaining life of the current accounts receivables and contract assets. Therefore, companies will not be required to establish a forecast of future economic conditions. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disaggregated disclosure of income statement expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement, as well as disclosures about selling expenses. The new requirements are effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Requirements are to be applied prospectively, with an option for retrospective application. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements and disclosures.